ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Mar. 31, 2016
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(In thousands of US dollars, except share data and per share data, or otherwise noted)

	March 31,
	2015	2016

ASSETS
Current assets:
Cash and cash equivalents	$55,883	$1,995
Amounts due from related parties	127,694	156,038
Prepaid expenses and other current assets	1,488	715

Total current assets	$185,065	$158,748

Investment in subsidiaries and VIE entities	136,670	181,858
Rental deposit and other non-current assets	740	5,740

TOTAL ASSETS	$322,475	$346,346

LIABILITIES AND EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	$2,151	$1,658
Amount due to related parties	1,194	1,862

Total current liabilities	$3,345	$3,520

Equity:
Class A common shares ($0.01 par value; 37,648,485 shares authorized as of March 31, 2015 and 2016, respectively, 33,556,439 issued and outstanding as of March 31, 2015 and 2016, respectively)	335	335
Class C common shares ($0.01 par value; 2,000,000 shares authorized as of March 31, 2015 and 2016, respectively, 805,100 shares issued and outstanding as of March 31, 2015 and 2016, respectively)	8	8
Additional paid-in capital	419,862	436,746
Accumulated deficit	(105,011)	(86,686)
Accumulated other comprehensive income/(loss)	3,936	(7,577)

Total iKang Healthcare Group, Inc.’s equity	319,130	342,826

TOTAL LIABILITIES AND EQUITY	$322,475	$346,346

CONDENSED STATEMENTS OF OPERATIONS

(In thousands of US dollars, except share data and per share data, or otherwise noted)

	Years ended March 31
	2014	2015	2016

Operating expenses:
Selling and marketing expenses	$—	$15	$—
General and administrative expenses	2,457	10,536	5,000

Total operating expenses	2,457	10,551	5,000

Loss from operations	(2,457)	(10,551)	(5,000)
Interest income	11	25	24
Interest expense	(18)	—	(2)
Equity in earnings of subsidiaries and VIE entities	24,071	37,639	23,303

Income before provision for income tax expenses	21,607	27,113	18,325
Income tax expenses	—	—	—

Net income	$21,607	$27,113	$18,325

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of US dollars, except share data and per share data, or otherwise noted)

	For the years ended March 31,
	2014	2015	2016

Net income	$21,607	$27,113	$18,325

Other comprehensive income, net of tax Foreign currency translation adjustment	(758)	172	(11,703)
Unrealized gain of available-for-sale securities, net of tax effect of nil for year ended March 31, 2014, 2015 and 2016	—	—	186
Comprehensive income attributable to iKang Healthcare Group, Inc.	$20,849	$27,285	$6,808

CONDENSED STATEMENTS OF SHAREHOLDERS’ EQUITY

(In thousands of US dollars, except share data and per share data, or otherwise noted)

	Common				Accumulated other	Total
	Comprehensive		Additional	Accumulated	comprehensive	shareholders’
	Shares	Amount	paid-in capital	deficit	income(loss)	equity/(deficit)
Balance at March 31, 2013	6,481,245	$65	$4,341	$(133,123)	$4,522	$(124,195)
iKang Healthcare Group, Inc. one common share of $0.01 entered into a share swap agreement	1	—	—	—	—	—
Redesignation to Series F Series F convertible redeemable participating preferred shares	(311,572)	(4)	(3,745)	—	—	(3,749)
Share-based compensation expenses	—	—	930	—	—	930
Addition of non-controlling interest in connection with acquisition of Shanghai iKang Jianwei Health Management Co., Ltd.	—	—	—	(172)	—	(172)
Purchase of non-controlling interest of Shanghai iKang Guobin Blue Cross Clinic Co., Ltd	—	—	(184)	—	—	(184)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium	—	—	—	(20,436)	—	(20,436)
Net income	—	—	—	21,607	—	21,607
Foreign currency translation adjustment	—	—	—	—	(758)	(758)

Balance at March 31, 2014	6,169,674	$61	$1,342	$(132,124)	$3,764	$(126,957)
Conversion of participating convertible redeemable preferred shares to common shares	20,781,515	208	264,301	—	—	264,509
Share-based compensation expenses			9,153	—	—	9,153
Issuance of common shares upon initial public offering, net of offering costs of $2,882	5,215,794	52	132,885	—	—	132,937
Issuance of common shares upon Green Shoe	514,556	5	13,394	—	—	13,399
Issuance of common shares in connection with exercise of options	80,000	1	821	—	—	822
Issuance of common shares in connection with share-based compensation arrangement(1)	1,600,000	16	—	—	—	16
Capital contribution of non-controlling interest holder of Shanghai iKang Jianwei Health Management Co., Ltd.	—	—	(50)	—	—	(50)
Capital contribution of non-controlling interest holder of WA Centers HK Limited	—	—	(1,984)	—	—	(1,984)
Net income	—	—	—	27,113	—	27,113
Foreign currency translation adjustment	—	—	—	—	172	172

Balance at March 31, 2015	34,361,539	$343	$419,862	$(105,011)	$3,936	$319,130
Share-based compensation expenses	—	—	1,949	—	—	1,949
Exercise of employee share options(1)	—	—	8,035	—	—	8,035
Settlement of acquisition payable of Shanghai Huajian Management	—	—	7,202	—	4	7,206
Purchase of non-controlling interest of iKang Shanghai Gubei	—	—	(302)	—	—	(302)
Net income	—	—	—	18,325	—	18,325
Foreign currency translation adjustment	—	—	—	—	(11,703)	(11,703)
Unrealized gain on available-for-sale investments	—	—	—	—	186	186

Balance at March 31, 2016	34,361,539	$343	$436,746	$(86,686)	$(7,577)	$342,826

(1)   Shares were previously issued during the year ended March 31, 2015.

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of US dollars, except share data and per share data, or otherwise noted)

	For the years ended March 31,
	2014	2015	2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$21,607	$27,113	$18,325
Adjustments to reconcile net income to net cash provided by operating activities:
Investment income from subsidiaries	(24,071)	(37,639)	(23,303)
Share based compensation expenses	930	9,153	1,949
Changes in assets and liabilities:
Prepaid expenses and other current assets	(315)	(410)	775
Amount due from related parties	(17,732)	(103,142)	(27,675)
Accrued expenses and other current liabilities	(2,409)	3,349	(494)

Net cash generated from (used in) operating activities	(21,990)	(101,576)	(30,423)

CASH FLOW FROM INVESTING ACTIVITIES:
Loan provided to a related party	(3,000)	—	—
Repayment of loan provided to a related party	3,000	—	—
Payment for long-term investments	—	—	(24,500)
Investment in subsidiaries	—	—	(6,000)
Payment for loan receivable	—	(740)	(1,000)
Payments for business acquisitions	(32,978)	(2,417)	—

Net cash used in investing activities	(32,978)	(3,157)	(31,500)

CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible redeemable preferred shares	25,181	—	—
Proceeds from redesignation of Class A common shares	669	—	—
Proceeds from redesignation of convertible redeemable preferred shares	612	—	—
Payment for convertible preferred shares transaction professional fees	(2,847)	—	—
Proceeds from issuance of common shares upon initial public offering	—	135,819	—
Proceeds from issuance of common shares upon Green Shoe	—	13,399	—
Payment of initial public offering expenses	—	(2,276)	—
Proceeds from exercise of share options	—	824	8,035
Payment for business acquisitions	—	(1,087)	—
Repayment of convertible loan	(2,000)	—	—

Net cash provided by financing activities	21,615	146,679	8,035

Net increase/ (decrease) in cash and cash equivalents	(33,353)	41,946	(53,888)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	47,290	13,937	55,883

CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$13,937	$55,883	$1,995

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO THE FINANCIAL STATEMENTS

1.BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statement except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE entities.

The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries and VIE entities were over the 25% of the consolidated net assets of the Group as of March 31, 2016.

2.INVESTMENTS IN SUBSIDIARIES

The Parent Company, its subsidiaries and VIE entities were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation.

For the purpose of the Parent Company’s stand-alone financial information, its investments in subsidiaries and VIE entities are reported using the equity method of accounting.  The Parent Company’s share of income from its subsidiaries and VIE entities were reported as share of income of subsidiaries and VIE entities in the accompanying Parent Company’s financial information.